INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Provision for Income Taxes
The provision for income taxes consists of the following:

	Successor
	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the period from July 18, 2012 to December 31, 2012
Current
Federal	$(925)	$437	$501
State and local	170	93	101
Total current provision	(755)	530	602
Deferred
Federal	907	116	(404)
State and local	8	10	(48)
Total deferred provision	915	126	(452)
Total provision for income taxes	$160	$656	$150

Reconciliation of Statutory to Effective Tax Rate
The table below provides a reconciliation of the Company’s provision, based on the statutory rate of 35%, to the effective tax rate.

	Successor
	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period from July 18, 2012 to December 31, 2012
Statutory U.S. Federal income tax rate	35.00%	35.00%	35.00%
Non-taxable REIT (loss)	(35.03)%	(36.90)%	(36.42)%
State and local taxes	(0.29)%	(0.24)%	(0.19)%
Other	(0.03)%	(0.09)%	—
Effective income tax rate	(0.35)%	(2.23)%	(1.61)%

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of December 31, 2014, 2013 and 2012 are presented below:

	Successor
	December 31, 2014	December 31, 2013	December 31, 2012
Deferred tax assets:
Depreciation and amortization	$837	$—	$4
Prepaid fees and rent	2,091	1,156	448
Net operating loss	1,724	—	—
Other	20	23	—
Total deferred tax assets	4,672	1,179	452
Less valuation allowance	—	—	—
Net deferred tax assets	4,672	1,179	452
Deferred tax liabilities:
Depreciation and amortization	—	853	—
Deferred revenues	—	—	—
Total deferred tax liabilities	—	853	—
Total net deferred tax assets (liabilities)	$4,672	$326	$452